Income and Expenses Items - Additional Information (Detail) $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of Other Operating Income and Expense [Line Items]
Gain on disposal of assets classified as held for sale				$ 4,525
Immediate Holding Company [Member]
Disclosure of Other Operating Income and Expense [Line Items]
Income from discharge of liability			$ 1,537
Reduction of Other Current Assets [Member]
Disclosure of Other Operating Income and Expense [Line Items]
Recognized other expenses - others			$ 749
Ningbo Pacific Cable Co., Ltd. [Member]
Disclosure of Other Operating Income and Expense [Line Items]
Consideration amount within agreement to sell its buildings and land use rights at its Ningbo Pacific subsidiary	$ 8,800	¥ 60.6
Tax expense related to sale of building and land use rights	$ 800
Gain on disposal of assets classified as held for sale				$ 4,525